Applicable laws and regulations (Details 3) - Financial assets impaired [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Impaired loans	$ 10,593	$ 61,845
Normal [Member]
Impaired loans	0	0
Special mention loans
Impaired loans	0	0
Substandards [Member]
Impaired loans	10,593	0
Doubtful [Member]
Impaired loans	0	0
Unrecoverable [Member]
Impaired loans	$ 0	$ 61,845